Note 5 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2016	$1,850
2017	1,420
2018	806
2019	71
2020	18
2021 and thereafter	61
Total future minimum lease payments	$4,226